Portfolio of investments—December 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 3.02%
FNMA%%	5.00%	1-15-2055	$310,000	$309,128
GNMA%%	5.00	1-15-2055	95,000	94,775
GNMA	5.50	12-20-2054	177,334	179,395
GNMA%%	5.50	1-15-2055	235,000	237,279
Total agency securities (Cost $816,089)				820,577
Asset-backed securities: 26.98%
ACREC LLC Series 2025-FL3 Class A (U.S. SOFR 1 Month+1.31%)144A±	5.04	8-18-2042	100,000	99,783
AREIT Trust Series 2025-CRE11 Class A (U.S. SOFR 1 Month+1.55%)144A±	5.55	7-25-2043	100,000	100,156
Avant Loans Funding Trust Series 2024-REV1 Class B144A	6.17	10-15-2033	350,000	354,758
Avis Budget Rental Car Funding AESOP LLC Series 2023-6A Class A144A	5.81	12-20-2029	350,000	363,929
BDS LLC Series 2025-FL14 Class A (U.S. SOFR 1 Month+1.28%)144A±	5.01	10-17-2042	100,000	99,970
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	105,868	105,132
Brex Commercial Charge Card Master Trust Series 2024-1 Class A1144A	6.05	7-15-2027	350,000	351,057
BSPRT Issuer LLC Series 2025-FL12 Class A (U.S. SOFR 1 Month+1.39%)144A±	5.12	1-17-2043	205,000	204,854
Carvana Auto Receivables Trust Series 2023-P1 Class A3144A	5.98	12-10-2027	54,148	54,242
Carvana Auto Receivables Trust Series 2024-P2 Class A3	5.33	7-10-2029	305,261	307,551
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	296,341	299,916
Cloud Capital Holdco LP Series 2024-1A Class A2144A	5.78	11-22-2049	185,000	186,347
CoreVest American Finance Trust Series 2021-3 Class B144A	2.49	10-15-2054	300,000	294,208
Driven Brands Funding LLC Series 2021-1A Class A2144A	2.79	10-20-2051	327,807	309,667
Exeter Automobile Receivables Trust Series 2021-3A Class D	1.55	6-15-2027	112,884	112,070
Gracie Point International Funding LLC Series 2025-1A Class A (30 Day Average U.S. SOFR+1.50%)144A±	5.52	8-15-2028	105,000	105,171
Lyra Music Assets Delaware LP Series 2024-2A Class A2144A	5.76	12-22-2064	254,330	257,346
MF1 Ltd. Series 2021-FL7 Class E (U.S. SOFR 1 Month+2.91%)144A±	6.65	10-16-2036	250,000	244,371
Neighborly Issuer LLC Series 2023-1A Class A2144A	7.31	1-30-2053	233,400	236,503
Nissan Master Owner Trust Receivables Series 2024-A Class A (30 Day Average U.S. SOFR+0.67%)144A±	4.65	2-15-2028	350,000	350,107
OneMain Financial Issuance Trust Series 2023-2A Class A2 (30 Day Average U.S. SOFR+1.50%)144A±	5.48	9-15-2036	350,000	353,014
PFS Financing Corp. Series 2025-D Class A144A	4.47	5-15-2030	200,000	202,138
RCKT Mortgage Trust Series 2024-CES2 Class A2144A±±	6.39	4-25-2044	349,530	353,922
SEB Funding LLC Series 2024-1A Class A2144A	7.39	4-30-2054	160,000	163,662
Service Experts Issuer LLC Series 2025-1A Class A144A	5.38	1-20-2037	190,527	190,494
Sotheby’s ArtFi Master Trust Series 2024-1A Class A1144A	6.43	12-22-2031	350,000	351,184
Starwood Ltd. Series 2022-FL3 Class A (30 Day Average U.S. SOFR+1.35%)144A±	5.33	11-15-2038	97,896	97,977
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	143,550	143,037
Towd Point Mortgage Trust Series 2023-CES1 Class A1A144A±±	6.75	7-25-2063	207,532	208,473
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series SP | 1

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Venture 44 CLO Ltd. Series 2021-44A Class A1NR (U.S. SOFR 3 Month+1.14%)144A±	5.02%	10-20-2034	$350,000	$348,356
Westlake Flooring Master Trust Series 2024-1A Class B144A	6.07	2-15-2028	350,000	350,595
Zayo Issuer LLC Series 2025-1A Class A2144A	5.65	3-20-2055	135,000	137,306
Total asset-backed securities (Cost $7,330,522)				7,337,296
Corporate bonds and notes: 18.82%
Basic materials: 1.00%
Chemicals: 1.00%
LYB International Finance III LLC	5.13	1-15-2031	65,000	65,241
Syensqo Finance America LLC144A	5.65	6-4-2029	200,000	207,010
				272,251
Communications: 1.42%
Media: 0.86%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	135,000	140,897
Discovery Communications LLC	3.63	5-15-2030	100,000	92,063
				232,960
Telecommunications: 0.56%
Frontier California, Inc. Series F	6.75	5-15-2027	150,000	153,000
Consumer, cyclical: 3.20%
Airlines: 0.58%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	94,817	93,591
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	65,000	65,395
				158,986
Auto manufacturers: 0.37%
Nissan Motor Acceptance Co. LLC144A	2.00	3-9-2026	100,000	99,351
Lodging: 0.69%
Las Vegas Sands Corp.	6.00	8-15-2029	180,000	187,878
Retail: 1.23%
Advance Auto Parts, Inc.	5.95	3-9-2028	200,000	204,203
AutoNation, Inc.	4.45	1-15-2029	130,000	130,358
				334,561
Toys/games/hobbies: 0.33%
Mattel, Inc.	5.00	11-17-2030	20,000	20,138
Mattel, Inc.144A	5.88	12-15-2027	70,000	70,015
				90,153
Consumer, non-cyclical: 3.07%
Commercial services: 1.67%
Global Payments, Inc.	4.88	11-15-2030	200,000	200,223
See accompanying notes to portfolio of investments
2 | Allspring Managed Account CoreBuilder® Shares - Series SP

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services(continued)
S&P Global, Inc.144A	4.25%	1-15-2031	$200,000	$199,947
UL Solutions, Inc.	6.50	10-20-2028	50,000	52,770
				452,940
Cosmetics/Personal Care: 0.57%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC144A	4.75	1-15-2029	70,000	68,976
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC144A	5.60	1-15-2031	85,000	85,773
				154,749
Food: 0.37%
Mars, Inc.144A	4.60	3-1-2028	100,000	101,370
Healthcare-products: 0.46%
Baxter International, Inc.	4.45	2-15-2029	125,000	125,307
Energy: 1.13%
Pipelines: 1.13%
Kinetik Holdings LP144A	6.63	12-15-2028	300,000	308,903
Financial: 5.75%
Banks: 0.57%
Santander Holdings USA, Inc. (U.S. SOFR+1.61%)±	5.47	3-20-2029	85,000	86,865
U.S. Bancorp (U.S. SOFR+1.06%)±	5.05	2-12-2031	65,000	66,764
				153,629
Diversified financial services: 1.08%
Aircastle Ltd.144A	6.50	7-18-2028	95,000	99,872
Ares Finance Co. II LLC144A	3.25	6-15-2030	40,000	37,922
Citadel LP144A	6.00	1-23-2030	55,000	57,454
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	2.88	10-15-2026	100,000	98,542
				293,790
Insurance: 2.32%
Athene Global Funding	0.37	9-10-2026	100,000	115,706
Fortitude Global Funding144A	4.63	10-6-2028	45,000	45,009
Lincoln Financial Global Funding144A	4.63	8-18-2030	225,000	226,340
NMI Holdings, Inc.	6.00	8-15-2029	50,000	51,774
PartnerRe Finance B LLC	3.70	7-2-2029	115,000	112,195
Protective Life Corp.144A	4.70	1-15-2031	80,000	80,252
				631,276
Investment Companies: 0.90%
Ares Capital Corp. BDC	5.10	1-15-2031	65,000	64,201
Ares Capital Corp. BDC	5.88	3-1-2029	55,000	56,421
Blue Owl Capital Corp. BDC	5.95	3-15-2029	80,000	80,734
MSD Investment Corp. BDC144A	6.13	2-5-2031	45,000	44,669
				246,025
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series SP | 3

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
REITs: 0.88%
American Tower Trust #1144A	5.49%	3-15-2028		$35,000	$35,586
Brandywine Operating Partnership LP	8.30	3-15-2028		100,000	105,424
Piedmont Operating Partnership LP	9.25	7-20-2028		35,000	38,672
WEA Finance LLC144A	2.88	1-15-2027		60,000	59,054
					238,736
Industrial: 1.38%
Engineering & construction: 0.71%
MasTec, Inc.144A	4.50	8-15-2028		195,000	193,780
Miscellaneous manufacturing: 0.41%
Entegris, Inc.144A	4.75	4-15-2029		110,000	110,240
Packaging & containers: 0.26%
AptarGroup, Inc.	4.75	3-30-2031		70,000	70,494
Technology: 0.55%
Computers: 0.55%
Dell International LLC/EMC Corp.	4.50	2-15-2031		150,000	149,786
Utilities: 1.32%
Electric: 1.32%
Duke Energy Corp.	3.10	6-15-2028		100,000	118,302
Niagara Mohawk Power Corp.144A	4.65	10-3-2030		125,000	125,772
Vistra Operations Co. LLC144A	3.70	1-30-2027		10,000	9,930
Vistra Operations Co. LLC144A	5.00	7-31-2027		105,000	105,241
					359,245
Total corporate bonds and notes (Cost $5,056,633)					5,119,410
Foreign corporate bonds and notes: 2.62%
Communications: 0.47%
Telecommunications: 0.47%
Fibercop SpA	1.63	1-18-2029	EUR	100,000	110,323
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	14,894	17,498
					127,821
Consumer, cyclical: 0.45%
Leisure time: 0.45%
TUI AG	5.88	3-15-2029	EUR	100,000	121,576
Consumer, non-cyclical: 0.84%
Commercial services: 0.84%
Amber Finco PLC	6.63	7-15-2029	EUR	100,000	123,408
Worldline SA	4.13	9-12-2028	EUR	100,000	105,856
					229,264
Financial: 0.43%
Real estate: 0.43%
Aroundtown SA	3.50	5-13-2030	EUR	100,000	116,083
See accompanying notes to portfolio of investments
4 | Allspring Managed Account CoreBuilder® Shares - Series SP

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Industrial: 0.43%
Building materials: 0.43%
Heidelberg Materials Finance Luxembourg SA	3.00%	7-10-2030	EUR	100,000	$117,242
Total foreign corporate bonds and notes (Cost $685,304)					711,986
Foreign government bonds: 5.63%
Australia: 0.73%
Australia	2.75	11-21-2027	AUD	100,000	65,169
New South Wales Treasury Corp.	3.00	4-20-2029	AUD	105,000	67,088
Queensland Treasury Corp.144A	3.50	8-21-2030	AUD	105,000	66,881
					199,138
Brazil: 1.30%
Brazil	10.00	1-1-2027	BRL	2,000,000	353,559
Colombia: 0.49%
Colombia TES	5.75	11-3-2027	COP	560,000,000	134,126
Czech Republic: 0.25%
Czech Republic	5.00	9-30-2030	CZK	1,330,000	67,350
France: 1.12%
French Republic144A	2.70	2-25-2031	EUR	260,000	303,389
Luxembourg: 0.50%
European Union	2.63	7-4-2028	EUR	115,000	136,181
Mexico: 0.25%
Mexico Bonos	8.50	2-28-2030	MXN	1,215,000	67,643
Singapore: 0.25%
Singapore	2.88	9-1-2027	SGD	85,000	67,623
Spain: 0.24%
Spain144A	1.25	10-31-2030	EUR	60,000	66,153
United Kingdom: 0.50%
U.K. Gilts	4.13	7-22-2029	GBP	100,000	135,993
Total foreign government bonds (Cost $1,524,531)					1,531,155
Non-agency mortgage-backed securities: 20.96%
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069		$286,522	288,429
BAHA Trust Series 2024-MAR Class B144A±±	6.84	12-10-2041		350,000	366,295
BRAVO Residential Funding Trust Series 2023-NQM1 Class A1144A±±	5.76	1-25-2063		322,070	321,046
BX Trust Series 2022-VAMF Class A (U.S. SOFR 1 Month+0.85%)144A±	4.60	1-15-2039		260,000	259,842
BX Trust Series 2024-BIO Class A (U.S. SOFR 1 Month+1.64%)144A±	5.39	2-15-2041		350,000	349,241
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series SP | 5

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
BX Trust Series 2025-DELC Class C (U.S. SOFR 1 Month+2.20%)144A±	6.16%	12-15-2042	$100,000	$100,249
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85	9-25-2057	304,228	294,631
Finance of America Structured Securities Trust Series 2025-S1 Class A1144A	3.50	2-25-2075	234,485	227,845
GCAT Trust Series 2022-NQM3 Class A1144A±±	4.35	4-25-2067	318,984	317,951
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1144A±±	3.90	9-25-2061	316,301	311,848
HAVN Trust Series 2025-MOB Class B (U.S. SOFR 1 Month+2.40%)144A±	6.15	10-15-2035	125,000	124,840
JPMorgan Mortgage Trust Series 2025-7MPR Class A1D144A±±	5.32	2-25-2056	117,814	117,919
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016- C30 Class B±±	3.31	9-15-2049	270,000	257,424
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	270,000	243,584
New Residential Mortgage Loan Trust Series 2019-RPL3 Class A1144A±±	2.75	7-25-2059	112,773	109,327
New Residential Mortgage Loan Trust Series 2020-RPL1 Class A1144A±±	2.75	11-25-2059	37,496	36,209
OBX Trust Series 2020-EXP1 Class 2A1 (U.S. SOFR 1 Month+0.86%)144A±	4.60	2-25-2060	270,837	265,978
OBX Trust Series 2022-NQM7 Class A1144A±±	5.11	8-25-2062	212,990	212,824
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	4.82	1-15-2036	350,000	343,305
PRKCM Trust Series 2022-AFC1 Class A1A144A±±	4.10	4-25-2057	135,552	135,326
RCKT Mortgage Trust Series 2024-CES9 Class A1A144A±±	5.58	12-25-2044	275,738	278,559
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56	2-25-2050	292,431	281,526
SWCH Commercial Mortgage Trust Series 2025-DATA Class C (U.S. SOFR 1 Month+2.09%)144A±	5.84	2-15-2042	460,000	455,560
Total non-agency mortgage-backed securities (Cost $5,684,285)				5,699,758
U.S. Treasury securities: 16.52%
U.S. Treasury Notes	3.50	12-15-2028	1,122,000	1,120,685
U.S. Treasury Notes	3.63	8-31-2027	1,475,000	1,478,284
U.S. Treasury Notes##	3.75	6-30-2027	1,585,000	1,591,130
U.S. Treasury Notes	3.88	3-31-2027	300,000	301,301
Total U.S. Treasury securities (Cost $4,479,079)				4,491,400
Yankee corporate bonds and notes: 4.03%
Communications: 0.20%
Media: 0.20%
Videotron Ltd.144A	3.63	6-15-2029	55,000	53,494
Consumer, cyclical: 0.13%
Apparel: 0.13%
Gildan Activewear, Inc.144A	4.70	10-7-2030	35,000	34,828
See accompanying notes to portfolio of investments
6 | Allspring Managed Account CoreBuilder® Shares - Series SP

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 0.76%
Pharmaceuticals: 0.76%
Teva Pharmaceutical Finance Netherlands III BV	6.75%	3-1-2028	$200,000	$207,564
Financial: 1.13%
Diversified financial services: 1.13%
Avolon Holdings Funding Ltd.144A	5.75	11-15-2029	35,000	36,311
Brookfield Asset Management Ltd.	4.65	11-15-2030	270,000	271,935
				308,246
Government securities: 0.73%
Multi-national: 0.73%
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	200,000	199,290
Industrial: 0.41%
Electronics: 0.41%
Flex Ltd.	4.88	6-15-2029	110,000	111,509
Utilities: 0.67%
Electric: 0.67%
Emera, Inc. Series 16-A (U.S. SOFR 3 Month+5.44%)±	6.75	6-15-2076	180,000	180,824
Total yankee corporate bonds and notes (Cost $1,089,346)				1,095,755
Yankee government bonds: 0.73%
Mexico: 0.73%
Mexico	4.75	3-22-2031	200,000	197,600
Total yankee government bonds (Cost $199,297)				197,600

		Yield	Shares
Short-term investments: 1.46%
Investment companies: 1.46%
Allspring Government Money Market Fund Select Class♠∞##		3.71	396,730	396,730
Total short-term investments (Cost $396,730)				396,730
Total investments in securities (Cost $27,261,816)	100.77%			27,401,667
Other assets and liabilities, net	(0.77)			(208,169)
Total net assets	100.00%			$27,193,498

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series SP | 7

Portfolio of investments—December 31, 2025 (unaudited)

Abbreviations:
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
CLO	Collateralized loan obligation
COP	Colombian peso
CZK	Czech Republic koruna
EUR	Euro
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
MXN	Mexican peso
REIT	Real estate investment trust
SGD	Singapore dollar
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$749,683	$3,846,872	$(4,199,825)	$0	$0	$396,730	396,730	$4,123
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
EUR	85,000	USD	99,717	Morgan Stanley, Inc.	1-15-2026	$223	$0
USD	1,498,954	EUR	1,273,000	Morgan Stanley, Inc.	1-15-2026	2,215	0
USD	67,292	CZK	1,390,000	Bank of New York Mellon Corp.	1-20-2026	0	(340)
USD	193,186	AUD	292,500	Bank of New York Mellon Corp.	2-17-2026	0	(2,045)
USD	143,160	COP	546,000,000	Morgan Stanley, Inc.	2-17-2026	1,323	0
USD	137,392	GBP	103,000	Bank of New York Mellon Corp.	2-17-2026	0	(1,435)
USD	349,118	BRL	1,925,000	Bank of New York Mellon Corp.	3-16-2026	3,520	0
USD	70,164	SGD	90,000	Bank of New York Mellon Corp.	3-23-2026	0	(207)
						$7,281	$(4,027)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	93	3-31-2026	$19,415,899	$19,417,383	$1,484	$0
Short
5-Year Euro-BOBL Futures	(4)	3-6-2026	(547,872)	(546,045)	1,827	0
5-Year U.S. Treasury Notes	(128)	3-31-2026	(14,045,565)	(13,991,000)	54,565	0
					$57,876	$0
See accompanying notes to portfolio of investments
8 | Allspring Managed Account CoreBuilder® Shares - Series SP

Portfolio of investments—December 31, 2025 (unaudited)

Centrally cleared credit default swap contracts
Reference index	Fixed rate	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX North American High Yield Series 44	5.00%	Quarterly	6-20-2030	USD	120,000	$9,696	$7,848	$1,848	$0
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series SP | 9

Notes to portfolio of investments—December 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between
10 | Allspring Managed Account CoreBuilder® Shares - Series SP

Notes to portfolio of investments—December 31, 2025 (unaudited)
changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty are recorded as realized gains (losses) when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Allspring Managed Account CoreBuilder® Shares - Series SP | 11

Notes to portfolio of investments—December 31, 2025 (unaudited)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$820,577	$0	$820,577
Asset-backed securities	0	7,337,296	0	7,337,296
Corporate bonds and notes	0	5,119,410	0	5,119,410
Foreign corporate bonds and notes	0	711,986	0	711,986
Foreign government bonds	0	1,531,155	0	1,531,155
Non-agency mortgage-backed securities	0	5,699,758	0	5,699,758
U.S. Treasury securities	4,491,400	0	0	4,491,400
Yankee corporate bonds and notes	0	1,095,755	0	1,095,755
Yankee government bonds	0	197,600	0	197,600
Short-term investments
Investment companies	396,730	0	0	396,730
	4,888,130	22,513,537	0	27,401,667
Forward foreign currency contracts	0	7,281	0	7,281
Futures contracts	57,876	0	0	57,876
Swap contracts	0	1,848	0	1,848
Total assets	$4,946,006	$22,522,666	$0	$27,468,672
Liabilities
Forward foreign currency contracts	$0	$4,027	$0	$4,027
Total liabilities	$0	$4,027	$0	$4,027
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of December 31, 2025, $185,000 was segregated as cash collateral for these open futures contracts and $8,653 was segregated as cash collateral for swap contracts.
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
12 | Allspring Managed Account CoreBuilder® Shares - Series SP